Organization and Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business

Note 1 - Organization and Description of Business

Rubber Leaf Sealing Products (Zhejiang) Co., Ltd. (the “RLSP”) was established on July 8, 2019, and is located in Fenghua District, Ningbo, Zhejiang province, the People’s Republic of China (“PRC”). It is engaged in the import and export trade, production and sales of synthetic rubber, rubber compound, car window seals, auto parts, etc. of integrated group companies. It has an integrated machinery production plant on PRC. RLSP, a well-known auto parts enterprise, is a first-tier supplier of well-known auto brands such as Dongfeng Motor and French Renault. RLSP has a registered capital of $20 million US dollars to be injected and is a wholly owned by foreign investment.

Rubber Leaf Inc (the “Company” or “RLI”) was incorporated under the law of the State of Nevada on May 18, 2021 by Ms. Xingxiu Hua. On May 27, 2021, the Company entered a share exchange agreement with Ms. Hua, pursuant to which, the Company issued 40,000,000 shares of common stock to Ms. Hua in consideration of Ms. Hua’s efforts to procure Rubber Leaf LLC to transfer any and all equity interests in RLSP to Rubber Leaf Inc. No change of control of RLSP resulted from the execution of the share exchange agreement.

Note 1 - Organization and Description of Business

Rubber Leaf Sealing Products (Zhejiang) Co., Ltd. (the “RLSP”) was established in July 8, 2019 and is located in Fenghua District, Ningbo, Zhejiang province, the People’s Republic of China (“PRC”). It is engaged in the import and export trade, production and sales of synthetic rubber, rubber compound, car window seals, auto parts, etc. of integrated group companies. It has an integrated machinery production plant on PRC. RLSP, a well-known auto parts enterprise, is a first-tier supplier of well-known auto brands such as Dongfeng Motor and French Renault. RLSP has a registered capital of $20 million US dollars to be injected and is a wholly owned by foreign investment.

Rubber Leaf Inc (the “Company” or “RLI”) was incorporated under the law of the State of Nevada on May 18, 2021 by Ms. Xingxiu Hua. On May 27, 2021, the Company entered share exchange agreement with Ms. Hua, pursuant to which, the Company issued 40,000,000 shares of common stock to Ms. Hua in consideration of Ms. Hua’s efforts to procure Rubber Leaf LLC to transfer any and all equity interests in RLSP to Rubber Leaf Inc. No change of control of RLSP was resulted from the execution of the share exchange agreement.